CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS € in Thousands, $ in Millions	3 Months Ended
	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)
Cash Flow from operating activities
Loss for the period	€ (753)	€ (8,329)
Depreciation and amortization	719	786
Foreign currency exchange differences on loans to subsidiaries	(462)	(672)
Foreign currency translation reserve reclassified to profit or loss	(1,475)
Change in fair value of bond funds	443	45
Share-based compensation expense	43	166
Change in impairment of trade receivables	73	(18)
Non-cash interest expense on long-term debt	544	421
Change in fair value of derivative equity forward	(1,316)	5,188
Change in inventory allowance	164
Loss on disposal of intangibles and property, plant and equipment	19	1
Interest paid	189	67
Interest received	(87)	(30)
Other	(32)	(160)
Change in working capital	207	778
Trade and other receivables, inventories and current assets	(1,328)	(162)
Trade payables	390	472
Other liabilities, contract liabilities and provisions	1,147	996
Change in restricted cash		(520)
Income tax payable/receivables	(2)	(8)
Total	(1,724)	(1,757)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(264)	(44)
Proceeds from disposal of financial assets	2,653
Payments to acquire financial assets		(7,462)
Interest received	87	30
Total	2,476	(7,476)
Cash Flow from financing activities
Repayment of lease liabilities	(89)	(82)
Repayment of long-term debt	(140)	(202)
Proceeds from issue of ordinary shares in the form of ADS		18,153
Share issue cost		(2,200)
Change in restricted cash		(2,000)
Interest paid	(189)	(67)
Total	(418)	13,602
Net increase (decrease) in cash and cash equivalents	334	4,369
Cash and cash equivalents at beginning of period	7,027	5,324
Changes to cash and equivalents due to foreign exchanges rates	35	68
Cash and cash equivalents at end of period	€ 7,396	€ 9,761